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(NEW YORK LIFE LOGO)

August 30, 2004

Dear Policyowner:

     The ability to transfer assets across investment divisions on a tax-deferred basis is a significant benefit that your variable policy with New York Life Insurance and Annuity Corporation provides. We are glad to be able to provide this benefit.

     Transfers, however, could potentially affect policyowners, including you. Frequent transfers by some policyowners could potentially harm other policyowners because the transfers could unnecessarily raise the transactional expenses incurred by the fund and thereby hurt the fund's performance. In addition, a single large transfer could cause unintended harm to policyowners, as it may be disruptive to the management of the fund. For example, the fund manager may maintain a higher amount of liquidity, because of transfers of large amounts, rather than investing for the longer term.

     In an effort to avoid potential harm, we may limit your right to make transfers under your policy. Accordingly, the following paragraphs supplement and amend the Transfers section of your May 1, 2004 prospectus.

     Currently, if you or someone acting on your behalf requests transfers into or out of one or more Investment Divisions on three or more days within any 60-day period and/or requests one transfer of $250,000 or more, we will send you a letter notifying you that a transfer limitation has been exceeded. If we receive an additional transfer request that exceeds either of these limits, we will process the transfer request. Thereafter, we will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made through the U.S. mail or an overnight courier. We will provide you with written notice when we take this action.

     Additionally, orders for the purchase of portfolio shares are subject to acceptance by the relevant Fund. We will reject, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request we reject.

     Blocking your ability to make transfers electronically and by telephone may involve the suspension of your Personal Identification Number ("PIN"). Your PIN is very useful as it allows you to access your policy's values and other helpful information through the telephone or our website. In order to retain your PIN, you may want to modify the amount and/or the frequency of transfer requests.

     We appreciate your business and hope you understand that these transfer limits are in place to protect you and all of our policyowners. We look forward to continuing to be The Company You Keep(R).

                            ------------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

          New York Life LifeStages(R) Flexible Premium Variable Annuity
                  New York Life LifeStages(R) Variable Annuity
                      LifeStages(R) Elite Variable Annuity
                      LifeStages(R) Select Variable Annuity
                   LifeStages(R) Premium Plus Variable Annuity
                 LifeStages(R) Premium Plus II Variable Annuity
                    LifeStages(R) Essentials Variable Annuity

                                  Investing in
                  NYLIAC Variable Annuity Separate Account - I
                  NYLIAC Variable Annuity Separate Account - II
                 NYLIAC Variable Annuity Separate Account - III
                  NYLIAC Variable Annuity Separate Account - IV

                        Supplement dated August 30, 2004
                      to the Prospectuses dated May 1, 2004

This Supplement amends the May 1, 2004 Prospectuses for the New York Life LifeStages(R) Flexible Premium Variable Annuity, New York Life LifeStages(R) Variable Annuity, LifeStages(R) Elite Variable Annuity, LifeStages(R) Select Variable Annuity, LifeStages(R) Premium Plus Variable Annuity, LifeStages(R) Premium Plus II Variable Annuity and LifeStages(R) Essentials Variable Annuity Policies (the "Policies"). You should read this information carefully before you invest. This Supplement is not valid unless it is read in conjunction with the May 1, 2004 Prospectuses for the Policies, as amended. The terms we use in this Supplement have the same meanings as in the Prospectuses for the Policies.

The third and fourth paragraphs under the heading THE POLICIES - TRANSFERS - LIMITS ON TRANSFERS, are deleted in their entirety and replaced by the following:

         Currently, if you or someone acting on your behalf requests transfers into or out of one or more Investment Divisions on three or more days within any 60-day period and/or requests one transfer of $250,000 or more, we will send you a letter notifying you that a transfer limitation has been exceeded. If we receive an additional transfer request that exceeds either of these limits, we will process the transfer request. Thereafter, we will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made through the U.S. mail or an overnight courier. We will provide you with written notice when we take this action.

         Additionally, orders for the purchase of portfolio shares are subject to acceptance by the relevant Fund. We will reject, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request we reject.

                       ----------------------------------

                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                            New York, New York 10010

                        MainStay Select Variable Annuity
                     MainStay Premium Plus Variable Annuity
                    MainStay Premium Plus II Variable Annuity
                         MainStay Plus Variable Annuity
                        MainStay Plus II Variable Annuity

                                  Investing in
                 NYLIAC Variable Annuity Separate Account - III
                        Supplement dated August 30, 2004
                      to the Prospectuses dated May 1, 2004

                         MainStay Elite Variable Annuity

                                  Investing in
                  NYLIAC Variable Annuity Separate Account - IV
                        Supplement dated August 30, 2004
                      to the Prospectus dated June 7, 2004


This Supplement amends the Prospectuses for the MainStay Select Variable Annuity, MainStay Premium Plus Variable Annuity, MainStay Premium Plus II Variable Annuity, MainStay Plus Variable Annuity, MainStay Plus II Variable Annuity and MainStay Elite Variable Annuity Policies (the "Policies"). You should read this information carefully before you invest. This Supplement is not valid unless it is read in conjunction with the Prospectuses for the Policies, as amended. The terms we use in this Supplement have the same meanings as in the Prospectuses for the Policies.

The third and fourth paragraphs under the heading THE POLICIES - TRANSFERS - LIMITS ON TRANSFERS, are deleted in their entirety and replaced by the following:

         Currently, if you or someone acting on your behalf requests transfers into or out of one or more Investment Divisions on three or more days within any 60-day period and/or requests one transfer of $250,000 or more, we will send you a letter notifying you that a transfer limitation has been exceeded. If we receive an additional transfer request that exceeds either of these limits, we will process the transfer request. Thereafter, we will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made through the U.S. mail or an overnight courier. We will provide you with written notice when we take this action.

         Additionally, orders for the purchase of portfolio shares are subject to acceptance by the relevant Fund. We will reject, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request we reject.

                        --------------------------------

                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                            New York, New York 10010

                        MAINSTAY ELITE VARIABLE ANNUITY

                                  INVESTING IN
                 NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT - IV

                        Supplement dated August 30, 2004
                      to the Prospectus dated June 7, 2004

     This Supplement amends the June 7, 2004 Prospectus for the MainStay Elite Variable Annuity Policies (the "Policies"). You should read this information carefully before you invest. This Supplement is not valid unless it is read in conjunction with the June 7, 2004 Prospectus for the Policies, as amended. The terms we use in this Supplement have the same meanings as in the Prospectus for the Policies.

     The fifth and sixth sentences in the first paragraph under the section entitled DISTRIBUTOR OF THE POLICIES, are deleted in their entirety and replaced by the following:

     The average commissions payable for policy sales by selling firms is not expected to exceed 8% of premium payments. Some selling firms may elect to receive a lower commission when a premium payment is made along with quarterly payments, based on the amount of cumulative premium payments made as of the end of the applicable quarter, for so long as the policy remains in effect.

                            ------------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010